Expenses - Disclosure of Expenses (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	$ 9,989,830	$ 7,525,744	$ 7,059,528
Corporate administrative expenses
Auditor's remuneration	258,570	234,250	441,741
Directors fee and employee expenses	1,703,671	1,103,512	1,643,294
Employee share-based payment expenses	2,263,843	862,227	1,976,417
US warrants transaction costs	493,487
Administrative expenses	2,522,490	2,146,963	2,921,177
Total corporate administrative expenses	7,242,061	4,346,952	6,982,629
Depreciation
Total depreciation	10,624	13,941	182,375
Amortization
Total amortization	1,798,305	1,687,674	1,810,718
Total depreciation and amortization	1,808,929	1,701,615	1,993,093
(Gain)/loss on disposal of assets
Plant and equipment			(18,493)
Finance expenses
Interest expenses			8,199
Finance expense			8,199
Net change in fair value of convertible note liability	866,848	751,816	607,637
Net change in fair value of warrants	189,983
Loss on foreign exchange			563,890
Changes in fair value of comparability milestone			542,075
Share Based Payment to strategic investor			47,468,071
Plant and Equipment [member]
Depreciation
Total depreciation	1,917	3,680	168,924
Computers [member]
Depreciation
Total depreciation	7,814	8,867	10,676
Furniture and Fittings [member]
Depreciation
Total depreciation	893	1,394	2,775
Research and Development [member]
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	8,972,321	6,991,151	6,382,377
Intellectual Property Management [member]
Research & Development and Intellectual Property
Total Research & Development and Intellectual Property	1,017,509	534,593	677,151
Patents [member]
Amortization
Total amortization			61,881
Intellectual Property Assets R&D [member]
Amortization
Total amortization	$ 1,798,305	$ 1,687,674	$ 1,748,837